List of Group companies (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2015
MiX Telematics Investments Proprietary Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics Africa Proprietary Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics International Proprietary Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics Europe Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics North America Incorporated
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics Serviços De Telemetria E Rastreamento De Veículos Do Brazil Limitada
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	95.00%	95.00%
MiX Telematics Middle East FZE
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics Enterprise SA Proprietary Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	85.10%	85.10%
Proportion of ownership interests held by non-controlling interests	14.90%
MiX Telematics Fleet Support Services Proprietary Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics East Africa Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	99.90%	99.90%
MiX Telematics Romania SRL
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	99.00%	99.00%	99.00%
Proportion of ownership interests held by non-controlling interests			1.00%
MiX Telematics (Thailand) Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics Australasia Proprietary Limited
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	100.00%
MiX Telematics Serviços De Telemetria E Rastreamento De Veículos Do Brazil Limitada
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	5.00%	5.00%
MiX Telematics Sociedad De Responsabilidad Limitada De Capital Variable
Disclosure of information about consolidated structured entities [line items]
Legal % ownership	100.00%	0.00%